Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Financial Instruments [Abstract]
Information about Certain Financial Assets and Liabilities

The following table provides additional information about certain of our financial assets and liabilities:
	As of December 31,
(MILLIONS OF DOLLARS)	2016	2015
Selected financial assets measured at fair value on a recurring basis(a)
Trading funds and securities(b)	$325	$287
Available-for-sale debt securities(c)	18,632	32,078
Money market funds	1,445	934
Available-for-sale equity securities(c)	540	603
Derivative financial instruments in a receivable position(d):
Interest rate swaps	625	837
Foreign currency swaps	79	135
Foreign currency forward-exchange contracts	551	559
	22,198	35,433
Other selected financial assets
Held-to-maturity debt securities, carried at amortized cost(c), (e)	1,242	1,388
Private equity securities, carried at equity-method or at cost-method(e), (f)	735	1,336
	1,977	2,724
Total selected financial assets	$24,175	$38,157
Selected financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position(g):
Interest rate swaps	$148	$139
Foreign currency swaps	1,374	1,489
Foreign currency forward-exchange contracts	143	81
	1,665	1,709
Other selected financial liabilities
Short-term borrowings:
Principal amount	10,674	10,160
Net fair value adjustments related to hedging and purchase accounting	24	2
Net unamortized discounts, premiums and debt issuance costs(h)	(11)	(3)
Total short-term borrowings, carried at historical proceeds, as adjusted(e)	10,688	10,159
Long-term debt:
Principal amount	30,529	27,573
Net fair value adjustments related to hedging and purchase accounting	998	1,294
Net unamortized discounts, premiums and debt issuance costs(h)	(130)	(127)
Total long-term debt, carried at historical proceeds, as adjusted(i)	31,398	28,740
	42,085	38,899
Total selected financial liabilities	$43,750	$40,608

(a)
We use a market approach in valuing financial instruments on a recurring basis. For additional information, see Note 1E. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 2% that use Level 1 inputs and money market funds measured at net asset value.

(b)
As of December 31, 2016, trading funds and securities are composed of $236 million of trading equity funds and $89 million of trading debt funds. As of December 31, 2015, trading funds and securities are composed of $185 million of trading equity funds and $102 million of trading debt funds. As of December 31, 2016 and December 31, 2015, trading equity funds of $71 million and $85 million, respectively, are held in trust for benefits attributable to the former Pharmacia Savings Plus Plan.

(c)
Gross unrealized gains and losses related to 2016 are not significant. Unrealized losses related to 2015 available-for-sale debt securities are $593 million and unrealized gains are $44 million. The vast majority of investments related to 2015, in an unrealized loss position, relate to the foreign exchange impact on foreign currency denominated securities, which are hedged with foreign currency forward-exchange contracts and cross-currency swaps. We have the intent and ability to hold such investments to maturity.

(d)
Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $162 million as of December 31, 2016; and foreign currency forward-exchange contracts with fair values of $136 million as of December 31, 2015.

(e)
The differences between the estimated fair values and carrying values of held-to-maturity debt securities, private equity securities at cost-method and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2016 or December 31, 2015. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities carried at cost are based on Level 3 inputs. Short-term borrowings include foreign currency short-term borrowings with fair values of $547 million as of December 31, 2015, which are used as hedging instruments.

(f)	Our private equity securities represent investments in the life sciences sector.

(g)
Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency swaps with fair values of $269 million and foreign currency forward-exchange contracts with fair values of $113 million as of December 31, 2016; and foreign currency swaps with fair values of $234 million and foreign currency forward-exchange contracts with fair values of $59 million as of December 31, 2015.

(h)
We adopted a new standard as of January 1, 2016 that changed the presentation of debt issuance costs related to a recognized debt liability as a direct deduction from the carrying value of that associated debt, consistent with the presentation of a debt discount. See Note 1B for additional information.

(i)
The fair value of our long-term debt (not including the current portion of long-term debt) was $34.9 billion as of December 31, 2016 and $32.7 billion as of December 31, 2015. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach.

Selected Financial Assets and Liabilities Presented in the Condensed Consolidated Balance Sheets

The following table provides the classification of these selected financial assets and liabilities in our consolidated balance sheets:
	As of December 31,
(MILLIONS OF DOLLARS)	2016	2015
Assets
Cash and cash equivalents	$547	$978
Short-term investments	15,255	19,649
Other current assets(a)	567	587
Long-term investments	7,116	15,999
Other noncurrent assets(b)	689	944
	$24,175	$38,157
Liabilities
Short-term borrowings, including current portion of long-term debt(c)	$10,688	$10,159
Other current liabilities(d)	443	645
Long-term debt(c)	31,398	28,740
Other noncurrent liabilities(e)	1,222	1,064
	$43,750	$40,608

(a)
As of December 31, 2016, derivative instruments at fair value include interest rate swaps ($26 million), foreign currency swaps ($43 million) and foreign currency forward-exchange contracts ($497 million) and, as of December 31, 2015, include interest rate swaps ($2 million), foreign currency swaps ($46 million) and foreign currency forward-exchange contracts ($538 million).

(b)
As of December 31, 2016, derivative instruments at fair value include interest rate swaps ($599 million), foreign currency swaps ($36 million) and foreign currency forward-exchange contracts ($54 million) and, as of December 31, 2015, include interest rate swaps ($835 million), foreign currency swaps ($89 million) and foreign currency forward-exchange contracts ($20 million).

(c)
We adopted a new standard as of January 1, 2016 that changed the presentation of debt issuance costs related to a recognized debt liability as a direct deduction from the carrying value of that associated debt, consistent with the presentation of a debt discount. See Note 1B for additional information.

(d)
At December 31, 2016, derivative instruments at fair value include interest rate swaps ($1 million), foreign currency swaps ($300 million) and foreign currency forward-exchange contracts ($143 million) and, as of December 31, 2015, include interest rate swaps ($5 million), foreign currency swaps ($560 million) and foreign currency forward-exchange contracts ($80 million).

(e)
At December 31, 2016, derivative instruments at fair value include interest rate swaps ($147 million) and foreign currency swaps ($1.1 billion) and, as of December 31, 2015, include interest rate swaps ($134 million), foreign currency swaps ($928 million) and foreign currency forward-exchange contracts ($1 million).

Contractual Maturities of Available-for-sale and Held-to-maturity Debt Securities

The following table provides the contractual maturities, or as necessary, the estimated maturities, of the available-for-sale and held-to-maturity debt securities:
	Years				December 31, 2016
(MILLIONS OF DOLLARS)	Within 1	Over 1 to 5	Over 5 to 10	Over 10	Total
Available-for-sale debt securities
Corporate debt(a)	$2,783	$2,727	$1,557	$23	$7,089
Western European, Scandinavian and other government debt(b)	4,661	432	—	—	5,093
U.S. government debt	2,134	88	—	—	2,222
Western European, Scandinavian, Australian and other government agency debt(b)	1,746	137	—	—	1,883
Supranational debt(b)	910	294	—	—	1,204
Other asset-backed debt(c)	367	217	18	3	605
Government National Mortgage Association and other U.S. government guaranteed asset-backed securities	535	—	—	—	535
Held-to-maturity debt securities
Time deposits and other	1,000	1	3	—	1,004
Western European government debt(b)	236	2	—	—	238
Total debt securities	$14,371	$3,898	$1,579	$26	$19,873

(a)	Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment-grade.

(b)	Issued by governments, government agencies or supranational entities, as applicable, all of which are investment-grade.

(c)
Includes receivable-backed, loan-backed, and mortgage-backed securities, all of which are investment-grade and in senior positions in the capital structure of the security. Receivable-backed securities are collateralized by credit cards receivables, and loan-backed securities are collateralized by senior secured obligations of a diverse pool of companies or student loans. Mortgage-backed securities are collateralized by diversified pools of residential and commercial mortgages.

Schedule of Long-term Debt Instruments

Long Term Debt

The following table provides the components of our senior unsecured long-term debt(a):
		Principal
		As of December 31,
(MILLIONS OF DOLLARS)	Maturity Date	2016	2015
4.55% euro(b)	May 2017	$—	$980
1.10%(b)	May 2017	—	1,000
1.20%	June 2018	1,250	—
1.50%	June 2018	1,000	1,000
6.20%	March 2019	—	3,250
2.10%	May 2019	1,500	1,500
1.70%	December 2019	1,000	—
5.75% euro	June 2021	2,108	2,178
1.95%	June 2021	1,150	—
2.20%	December 2021	1,000	—
3.00%	June 2023	1,000	1,000
3.40%	May 2024	1,000	1,000
2.75%	June 2026	1,250	—
3.00%	December 2026	1,750	—
4.00%	December 2036	1,000	—
5.95%	April 2037	2,000	2,000
6.50% U.K. pound	June 2038	1,852	2,223
7.20%	March 2039	2,500	2,500
4.40%	May 2044	1,000	500
4.125%	December 2046	1,250	~~—~~
Notes and other debt with a weighted-average interest rate of 3.30%(c)	2018–2021	2,464	3,974
Notes and other debt with a weighted-average interest rate of 5.99%(d)	2023–2043	4,455	4,468
Total principal amount of long-term debt		30,529	27,573
Net fair value adjustments related to hedging and purchase accounting		998	1,294
Net unamortized discounts, premiums and debt issuance costs		(130)	(127)
Total long-term debt, carried at historical proceeds, as adjusted		$31,398	$28,740
Current portion of long-term debt (not included above)		$4,225	$3,719

(a)
Instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus an incremental spread ranging from 0.05% to 0.50%, plus, in each case, accrued and unpaid interest.

(b)	At December 31, 2016, the debt issuances have been reclassified to the current portion of long-term debt.

(c)	Contains debt issuances with a weighted-average maturity of approximately two years for balances that exist as of December 31, 2016.

(d)	Contains debt issuances with a weighted-average maturity of approximately 16 years for balances that exist as of December 31, 2016.

The following table provides the maturity schedule of our Long-term debt outstanding as of December 31, 2016:
(MILLIONS OF DOLLARS)	2018	2019	2020	2021	After 2021	Total
Maturities	$3,567	$3,350	$360	$4,241	$19,879	$31,398

Schedule of Maturities of Long-term Debt

The following table provides the maturity schedule of our Long-term debt outstanding as of December 31, 2016:
(MILLIONS OF DOLLARS)	2018	2019	2020	2021	After 2021	Total
Maturities	$3,567	$3,350	$360	$4,241	$19,879	$31,398

Schedule of Gains/(Losses) Incurred to Hedge or Offset Operational Foreign Exchange or Interest Rate Risk

The following table provides information about the gains/(losses) incurred to hedge or offset operational foreign exchange or interest rate risk:
	Amount of Gains/(Losses) Recognized in OID(a), (b), (c)		Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)		Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)
	As of December 31,
(MILLIONS OF DOLLARS)	2016	2015	2016	2015	2016	2015
Derivative Financial Instruments in Cash Flow Hedge Relationships:
Foreign currency swaps	$—	$—	$(280)	$(826)	$(387)	$(613)
Foreign currency forward-exchange contracts	(4)	—	(164)	1,028	(65)	980

Derivative Financial Instruments in Net Investment Hedge Relationships:

Foreign currency forward-exchange contracts	1	(1)	(15)	256	—	—

Derivative Financial Instruments Not Designated as Hedges:
Foreign currency forward-exchange contracts	(92)	(42)	—	—	—	—
Foreign currency swaps	(13)	(4)	—	—	—	—

Non-Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency short-term borrowings	—	—	(26)	3	—	—
All other net	—	(16)	1	—	(1)	—
	$(107)	$(64)	$(483)	$461	$(452)	$367

(a)
OID = Other (income)/deductions—net, included in Other (income)/deductions—net in the consolidated statements of income. OCI = Other comprehensive income/(loss), included in the consolidated statements of comprehensive income.

(b)
Includes gains and losses attributable to derivative instruments designated and qualifying as fair value hedges, as well as the offsetting gains and losses attributable to the hedged items in such hedging relationships.

(c)	There was no significant ineffectiveness for any period presented.

(d)
For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive income/(loss)––Unrealized holding gains/(losses) on derivative financial instruments, net. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive loss––Foreign currency translation adjustments, net.